Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Receivables:
Allowance for doubtful accounts receivable	$ 13	$ 14
Property, plant, and equipment:
Accumulated depreciation	419	386
PP&E owned by a VIE, net	24	29
Accumulated amortization	$ 228	$ 184
KBR shareholders’ equity:
Preferred stock, par value (usd per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	179,087,655	178,330,201
Common stock, shares outstanding (in shares)	140,766,052	141,819,148
Treasury stock (in shares)	38,321,603	36,511,053